Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 327	£ 444
Short-term bank deposits	6	99
Total	333	543
Cash and cash equivalents	333	543
Bank overdrafts	0	0
Cash and cash equivalents in the cash flow statement	£ 333	£ 543	£ 309	£ 543